STOCK OPTIONS AND AWARDS (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2018
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation	$ 6,219	$ 5,446	$ 5,354
Total unrecognized compensation cost				$ 6,900
Unrecognized compensation cost, period for recognition (in years)	1 year 343 days
Share-based Compensation Arrangement by Share-based Payment Award, Option Term	10 years
Options outstanding at end of year	11,800	11,800		62,410
Number of Shares Available for Grant				1,877,079
Activity for stock option plan [Roll Forward]
Outstanding at beginning of year (in shares)	11,800
Granted (in shares)	0	0	0
Exercised (in shares)	(32,941)
Forfeited or expired (in shares)	0
Outstanding at end of year (in shares)	62,410	11,800
Exercised (in shares)				62,410
Weighted average exercise price, outstanding at beginning of year (in dollars per share)	$ 11.64
Weighted average exercise price, granted (in dollars per share)	$ 0.00
Share-based Compensation Arrangement by Share-based Payment Award, Other Share Increase (Decrease)	83,551
Share-based Compensation Arrangements by Share-based Payment Award, Options, Other Share Increase (Decrease) in Period, Weighted Average Exercise Price	$ 8.54
Weighted average exercise price, exercised (in dollars per share)	8.62
Weighted average exercise price, forfeited or expired (in dollars per share)	0.00
Weighted average exercise price, outstanding at end of year (in dollars per share)	$ 9.08	$ 11.64
Weighted average exercise price, Exercisable (in dollars per share)				$ 9.08
Weighted average remaining contractual term, outstanding at end of year (in years)	3 years 263 days
Weighted average remaining contractual life, exercisable at end of year (in years)	3 years 263 days
Aggregate intrinsic value, outstanding at end of year				$ 914
Aggregate intrinsic value, exercisable at end of year				$ 914
Employee Service Share-based Compensation, Aggregate Disclosures [Abstract]
Total intrinsic value of options exercised	$ 734	$ 1,533	$ 661
Proceeds from exercise of stock options	284	341	801
Employee Service Share-based Compensation, Tax Benefit from Exercise of Stock Options	1,439	1,991	1,958
Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vested in period, total fair value	$ 5,600	$ 5,600	$ 4,400
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested [Roll Forward]
Number of shares nonvested at beginning of year	468,372	648,817	643,641
Number of shares granted	303,930	234,529	317,695
Number of shares vested	(267,031)	(307,825)	(263,713)
Number of shares forfeited	(42,825)	(107,149)	(48,806)
Number of shares nonvested at end of year	462,446	468,372	648,817
Weighted average of shares fair value, nonvested at beginning of year	$ 21.63	$ 17.82	$ 17.21
Weighted average of shares fair value granted	28.94	27.36	18.13
Weighted average of shares fair value vested	20.94	18.12	16.82
Weighted average of shares fair value forfeited	26.38	21.18	17.37
Weighted average of shares fair value, nonvested at end of year	$ 26.39	$ 21.63	$ 17.82